Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets

(7) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,338	1,698	¥2,704	1,998
Customer relationships	—	—	2,227	215
Patented technologies	—	—	4,365	389
Developed technologies	—	—	6,238	603
In-process technologies	—	—	1,726	—
Other	54	44	1,690	175

Total	¥2,392	1,742	¥18,950	3,380

Intangible assets not subject to amortization at March 31, 2011 and 2012 were insignificant.

Aggregate amortization expense for the years ended March 31, 2010, 2011 and 2012 was ¥213 million, ¥232 million and ¥2,512 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥2,392 million in 2013, ¥2,227 million in 2014, ¥2,157 million in 2015, ¥1,927 million in 2016, and ¥1,817 million in 2017, respectively.

Goodwill at March 31, 2010 and 2011 was ¥645 million. Goodwill was related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2010, 2011 and 2012.